Annual Total Returns (Vanguard Long-Term Tax-Exempt Fund - Investor Shares Retail) (Vanguard Long-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Annual Total Return
2014	11.07%
2013	(2.95%)
2012	8.08%
2011	10.69%
2010	1.50%
2009	14.08%
2008	(4.87%)
2007	2.54%
2006	5.16%
2005	3.07%